Debt instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Brazilian Real	R$ 271,543,911	R$ 262,560,537
U.S. Dollar	8,029,564	19,541,153
Other currencies	35,386	2,071,494
Total	R$ 279,608,861	R$ 284,173,184